Segments (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment result	$ 5,707,733	$ 5,706,820	$ 9,168,145
Operating expenses (including depreciation and amortization)	(18,048,045)	(19,571,322)	(20,005,598)
Other income, net	4,716,132	2,314,721	3,441,498
Loss before income taxes and equity in net loss of equity method investees	$ (7,624,180)	$ (11,549,781)	$ (7,395,955)